Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

CONTACT INFORMATION

Depositor	Citigroup Mortgage Loan Trust Inc.
390 Greenwich Street
New York, NY 10013

Underwriters	Citigroup Global Markets Inc.
390 Greenwich Street
New York, NY 10013
NatCity Investments, Inc.
1965 E. 6th Street
Cleveland, OH 44114

Indenture Trustee	U.S. Bank National Association
1 Federal Street, 3rd Floor
Boston, MA 02110

Servicer	National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114-3484

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	4

Reconciliation Detail	5

Collateral Summary	6

Delinquency Information	9

Credit Enhancement	12

Other Information	13

Deal Contact:	Jennifer McCourt	Citibank, N.A.
	jennifer.mccourt@citigroup.com	Agency and Trust
	Tel: (212) 816-5680	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	237,826,000.00	191,732,058.46	5.490000%	30 / 360	10/16 - 11/14	877,174.17	7,327,824.02	8,204,998.19	0.00	0.00	184,404,234.44
IIA1	548,391,000.00	393,786,813.75	5.360000%	30 / 360	10/16 - 11/14	1,758,914.43	28,785,585.96	30,544,500.39	0.00	0.00	365,001,227.79
IIA2	106,392,000.00	106,392,000.00	5.440000%	30 / 360	10/16 - 11/14	482,310.40	0.00	482,310.40	0.00	0.00	106,392,000.00
IIA3	129,678,000.00	129,678,000.00	5.510000%	30 / 360	10/16 - 11/14	595,438.15	0.00	595,438.15	0.00	0.00	129,678,000.00
N	0.00	0.00	5.450000%	30 / 360	10/16 - 11/14	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	9,048,369.80	7.320000%	30 / 360	10/16 - 11/14	55,195.06	1,467,178.02	1,522,373.08	0.00	0.00	7,581,191.78
C	6,753,844.53	6,752,920.49	364.891255%	30 / 360	10/01 - 10/31	2,053,401.36	0.00	2,053,401.36	0.00	0.00	6,752,920.49
R	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	837,390,162.50				5,822,433.57	37,580,588.00	43,403,021.57	0.00	0.00	799,809,574.50

Reports Available at www.sf.citidirect.com	Page 2 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(5/2 x 1000)	(6/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)
IA	172978AA6	11/14/2006	806.186281	3.688302	30.811703	34.500005	0.000000	0.000000	775.374578
IIA1	172978AB4	11/14/2006	718.076726	3.207409	52.490989	55.698398	0.000000	0.000000	665.585737
IIA2	172978AC2	11/14/2006	1,000.000000	4.533333	0.000000	4.533333	0.000000	0.000000	1,000.000000
IIA3	17298AD0	11/14/2006	1,000.000000	4.591667	0.000000	4.591667	0.000000	0.000000	1,000.000000
N	172978AH1	10/31/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
M	172978AE8	11/14/2006	916.754792	5.592205	148.650255	154.242460	0.000000	0.000000	768.104537
C	172978AG3	10/31/2006	999.863183	304.034443	0.000000	304.034443	0.000000	0.000000	999.863183

Reports Available at www.sf.citidirect.com	Page 3 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Interest Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	191,732,058.46	5.49000%	0.00000%	30 / 360	877,174.17	0.00	0.00	0.00	877,174.17	0.00	877,174.17	0.00
IIA1	393,786,813.75	5.36000%	0.00000%	30 / 360	1,758,914.43	0.00	0.00	0.00	1,758,914.43	0.00	1,758,914.43	0.00
IIA2	106,392,000.00	5.44000%	0.00000%	30 / 360	482,310.40	0.00	0.00	0.00	482,310.40	0.00	482,310.40	0.00
IIA3	129,678,000.00	5.51000%	0.00000%	30 / 360	595,438.15	0.00	0.00	0.00	595,438.15	0.00	595,438.15	0.00
N	0.00	5.45000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,048,369.80	7.32000%	0.00000%	30 / 360	55,195.06	0.00	0.00	0.00	55,195.06	0.00	55,195.06	0.00
C	6,752,920.49	364.89126%	0.00000%	30 / 360	2,053,401.36	0.00	0.00	0.00	2,053,401.36	0.00	2,053,401.36	0.00
R	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	837,390,162.50				5,822,433.57	0.00	0.00	0.00	5,822,433.57	0.00	5,822,433.57	0.00

Principal Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
IA	237,826,000.00	191,732,058.46	7,327,824.02	0.00	0.00	0.00	184,404,234.44	0.00
IIA1	548,391,000.00	393,786,813.75	28,785,585.96	0.00	0.00	0.00	365,001,227.79	0.00
IIA2	106,392,000.00	106,392,000.00	0.00	0.00	0.00	0.00	106,392,000.00	0.00
IIA3	129,678,000.00	129,678,000.00	0.00	0.00	0.00	0.00	129,678,000.00	0.00
N	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	9,048,369.80	1,467,178.02	0.00	0.00	0.00	7,581,191.78	0.00
C	6,753,844.53	6,752,920.49	0.00	0.00	0.00	0.00	6,752,920.49	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	837,390,162.50	37,580,588.00	0.00	0.00	0.00	799,809,574.50	0.00

Reports Available at www.sf.citidirect.com	Page 4 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Reconciliation Detail

SOURCE OF FUNDS
Interest Funds Available
Interest Collected	6,280,616.55
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Interest Charge Offs	(7,297.00)
Total Interest Funds Available:		6,273,319.55
Principal Funds Available
Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	33,275,859.29
Net Liquidation Proceeds	0.00
Repurchased Principal	7,131,536.98
Substitution Principal	0.00
Other Principal	15,592,605.87
Advances	(18,446,199.16)
Total Principal Funds Available:		37,553,802.98
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	0.00
Other Charges	0.00
Total Other Funds Available:		0.00
Total Funds Available		43,827,122.53

ALLOCATION OF FUNDS
Scheduled Fees
Insurance Premium	71,889.03
Master Servicing Fee	0.00
Servicing Fee	352,211.93
Trustee Fee	0.00
Total Scheduled Fees:		424,100.96
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	5,822,433.57
Principal Distribution	37,580,588.00
Total Distribution to Certificateholders:		43,403,021.57
Total Funds Allocated		43,827,122.53

Reports Available at www.sf.citidirect.com	Page 5 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	241,678,057.22	197,148,604.44	189,894,373.68

Loan Count	6,054	5,003	4,790

Weighted Average Coupon Rate (WAC)	8.050626%	9.066747%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.597359%	8.561842%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	7,000,408.53
Net Liquidation Proceeds	0.00
Repurchased Principal	1,002,965.49
Substitution Principal	0.00
Advances	(4,072,266.53)
Other Principal	3,262,339.87
TOTAL AVAILABLE PRINCIPAL	7,193,447.36

Current Realized Losses	63,635.81
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	104,735.02

AVAILABLE INTEREST

Interest Collected		1,489,580.40

Less:	Servicing Fee	82,951.06
	Insurance Premium	16,776.56
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	2,852.41
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		1,387,000.37

Reports Available at www.sf.citidirect.com	Page 6 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	797,232,787.31	640,241,558.06	609,915,200.82

Loan Count	11,987	10,026	9,526

Weighted Average Coupon Rate (WAC)	7.999767%	8.979804%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.548892%	8.475130%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	26,275,450.76
Net Liquidation Proceeds	0.00
Repurchased Principal	6,128,571.49
Substitution Principal	0.00
Advances	(14,373,932.63)
Other Principal	12,330,266.00
TOTAL AVAILABLE PRINCIPAL	30,360,355.62

Current Realized Losses	108,956.19
Realized Losses and Recoveries from Prior Periods	(138,509.98)
Cumulative Realized Losses	440,788.74

AVAILABLE INTEREST

Interest Collected		4,791,036.15

Less:	Servicing Fee	269,260.87
	Insurance Premium	55,112.47
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	4,444.59
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,462,218.22

Reports Available at www.sf.citidirect.com	Page 7 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	1,038,910,844.53	837,390,162.50	799,809,574.50

Loan Count	18,041	15,029	14,316

Weighted Average Coupon Rate (WAC)	8.011598%	9.000273%	N/A

Net Weighted Average Coupon Rate (WAC)	7.560167%	8.495545%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	33,275,859.29
Net Liquidation Proceeds	0.00
Repurchased Principal	7,131,536.98
Substitution Principal	0.00
Advances	(18,446,199.16)
Other Principal	15,592,605.87
TOTAL AVAILABLE PRINCIPAL	37,553,802.98

Current Realized Losses	172,592.00
Realized Losses and Recoveries from Prior Periods	(138,509.98)
Cumulative Realized Losses	545,523.76

AVAILABLE INTEREST

Interest Collected		6,280,616.55

Less:	Servicing Fee	352,211.93
	Insurance Premium	71,889.03
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	7,297.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		5,849,218.59

Reports Available at www.sf.citidirect.com	Page 8 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 1

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	501,185.50	186,858.44	41,351.24	729,395.18
Percentage of Total Pool Balance	0.2639%	0.0984%	0.0218%	0.3841%
Number of Loans	8	3	1	12
Percentage of Total Loans	0.1670%	0.0626%	0.0209%	0.2505%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	17,558.41	17,558.41
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0092%	0.0092%
Number of Loans	0	0	1	1
Percentage of Total Loans	0.0000%	0.0000%	0.0209%	0.0209%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	501,185.50	186,858.44	58,909.65	746,953.59
Percentage of Total Pool Balance	0.2639%	0.0984%	0.0310%	0.3934%
Number of Loans	8	3	2	13
Percentage of Total Loans	0.1670%	0.0626%	0.0418%	0.2714%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 9 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 2

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	1,359,117.19	328,098.20	705,957.93	2,393,173.32
Percentage of Total Pool Balance	0.2228%	0.0538%	0.1157%	0.3924%
Number of Loans	17	4	4	25
Percentage of Total Loans	0.1785%	0.0420%	0.0420%	0.2624%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	1,359,117.19	328,098.20	705,957.93	2,393,173.32
Percentage of Total Pool Balance	0.2228%	0.0538%	0.1157%	0.3924%
Number of Loans	17	4	4	25
Percentage of Total Loans	0.1785%	0.0420%	0.0420%	0.2624%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 10 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP TOTALS

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	1,860,302.69	514,956.64	747,309.17	3,122,568.50
Percentage of Total Pool Balance	0.2326%	0.0644%	0.0934%	0.3904%
Number of Loans	25	7	5	37
Percentage of Total Loans	0.1746%	0.0489%	0.0349%	0.2585%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	17,558.41	17,558.41
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0022%	0.0022%
Number of Loans	0	0	1	1
Percentage of Total Loans	0.0000%	0.0000%	0.0070%	0.0070%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	1,860,302.69	514,956.64	764,867.58	3,140,126.91
Percentage of Total Pool Balance	0.2326%	0.0644%	0.0956%	0.3926%
Number of Loans	25	7	6	38
Percentage of Total Loans	0.1746%	0.0489%	0.0419%	0.2654%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 11 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Credit Enhancement

GROUP TOTALS
Required Overcollateralization Amount		6,752,920.49	0.8443%
Prior Overcollateralization Amount		6,752,920.49
Overcollateralization Decrease due to Realized Losses		(26,785.02)
Overcollateralization Deficiency Amount	26,785.02
Excess Spread Available for Overcollateralization Increase	26,785.02
Overcollateralization Increase Amount		26,785.02
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	37,553,802.98
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		6,752,920.49	0.8443%

Senior Enhancement Percentage			1.9242%

Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Has the Distribution Date in Dec 2008 passed or have the Class A Notes and Class N Certificates paid down to 0 and is the Senior Credit Enhancement Percentage > 2.25% ?)
Current Senior Credit Enhancement Percentage	1.9242%
Senior Notes Target Percentage	2.2500%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event, a Cumulative Loss Trigger Event or Rapid Amortization Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	0.1752%
Target Percentage	3.0000%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0525%
Target Percentage	0.5000%
Is A Rapid Amortization Event in effect?		No

Reports Available at www.sf.citidirect.com	Page 12 of 13	© Copyright 2006 Citigroup

Distribution Date:	11/15/2006	Citigroup HELOC Trust 2006-NCB1

Other Information

Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased during the related Collection Period	7,131,536.98
Cumulative Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased since Cutoff	48,898,714.92

Additional Balances during the related Collection Period	18,446,199.16
Cumulative Additional Balances since Cutoff	147,060,658.54

Additional Balance Advance Amount Paid by Servicer during the related Collection Period	0.00
Cumulative Additional Balance Advance Amount Paid by Servicer since Cutoff	0.00

Current Libor	5.320000%
Next Libor	5.320000%

Reports Available at www.sf.citidirect.com	Page 13 of 13	© Copyright 2006 Citigroup